Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
January 31, 2024
FDE-NPRT1-0324
1.813012.119
Common Stocks - 99.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.6%
Entertainment - 1.3%
Netflix, Inc. (a)	42,034	23,712
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	336,100	47,088
Class C (a)	295,000	41,831
Meta Platforms, Inc. Class A	154,577	60,307
		149,226
TOTAL COMMUNICATION SERVICES		172,938
CONSUMER DISCRETIONARY - 9.9%
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	509,260	79,037
Distributors - 0.1%
Pool Corp.	5,800	2,153
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	36,600	5,276
Booking Holdings, Inc. (a)	2,700	9,470
Domino's Pizza, Inc.	10,000	4,262
Doordash, Inc. (a)	8,200	854
Hilton Worldwide Holdings, Inc.	50,066	9,561
Marriott International, Inc. Class A	53,500	12,826
Royal Caribbean Cruises Ltd. (a)	12,000	1,530
		43,779
Household Durables - 0.8%
NVR, Inc. (a)	1,655	11,710
TopBuild Corp. (a)	8,500	3,138
		14,848
Specialty Retail - 1.4%
The Home Depot, Inc.	39,144	13,816
TJX Companies, Inc.	117,200	11,123
		24,939
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	13,300	6,036
NIKE, Inc. Class B	80,810	8,205
		14,241
TOTAL CONSUMER DISCRETIONARY		178,997
CONSUMER STAPLES - 3.9%
Beverages - 1.3%
Monster Beverage Corp.	162,000	8,913
The Coca-Cola Co.	239,200	14,230
		23,143
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	40,515	28,153
Food Products - 0.8%
Lamb Weston Holdings, Inc.	67,900	6,956
Mondelez International, Inc.	106,200	7,994
		14,950
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	31,619	4,173
TOTAL CONSUMER STAPLES		70,419
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
ConocoPhillips Co.	76,100	8,513
EOG Resources, Inc.	64,567	7,347
Exxon Mobil Corp.	43,900	4,513
Hess Corp.	17,100	2,403
Occidental Petroleum Corp.	81,100	4,669
Ovintiv, Inc.	60,700	2,575
Valero Energy Corp.	42,600	5,917
		35,937
FINANCIALS - 11.6%
Banks - 3.6%
Bank of America Corp.	618,883	21,048
East West Bancorp, Inc.	4,700	342
JPMorgan Chase & Co.	197,914	34,508
KeyCorp	329,800	4,792
M&T Bank Corp.	32,200	4,447
		65,137
Capital Markets - 3.0%
KKR & Co. LP	58,000	5,022
LPL Financial	33,400	7,989
Moody's Corp.	34,439	13,501
MSCI, Inc.	24,744	14,812
S&P Global, Inc.	27,458	12,311
		53,635
Financial Services - 3.8%
MasterCard, Inc. Class A	69,811	31,361
Visa, Inc. Class A	136,534	37,309
		68,670
Insurance - 1.2%
Arthur J. Gallagher & Co.	55,300	12,838
The Travelers Companies, Inc.	40,700	8,602
		21,440
TOTAL FINANCIALS		208,882
HEALTH CARE - 14.1%
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc. (a)	35,600	15,428
Health Care Equipment & Supplies - 3.1%
Axonics, Inc. (a)	22,900	1,554
Boston Scientific Corp. (a)	254,729	16,114
DexCom, Inc. (a)	87,400	10,606
IDEXX Laboratories, Inc. (a)	11,493	5,920
Intuitive Surgical, Inc. (a)	24,314	9,196
Penumbra, Inc. (a)	933	235
Stryker Corp.	35,600	11,943
		55,568
Health Care Providers & Services - 3.4%
Cigna Group	21,800	6,561
Elevance Health, Inc.	16,200	7,994
UnitedHealth Group, Inc.	91,175	46,658
		61,213
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	14,785	3,067
Life Sciences Tools & Services - 3.4%
Danaher Corp.	103,645	24,865
Mettler-Toledo International, Inc. (a)	7,764	9,295
Thermo Fisher Scientific, Inc.	33,600	18,110
West Pharmaceutical Services, Inc.	22,836	8,519
		60,789
Pharmaceuticals - 3.2%
Eli Lilly & Co.	67,900	43,837
Zoetis, Inc. Class A	74,444	13,981
		57,818
TOTAL HEALTH CARE		253,883
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	77,047	10,900
Lockheed Martin Corp.	16,137	6,929
The Boeing Co. (a)	37,700	7,956
TransDigm Group, Inc.	12,500	13,659
		39,444
Commercial Services & Supplies - 1.2%
Cintas Corp.	16,563	10,013
Copart, Inc.	250,452	12,032
		22,045
Electrical Equipment - 2.4%
AMETEK, Inc.	67,438	10,928
Eaton Corp. PLC	81,200	19,982
Generac Holdings, Inc. (a)	29,506	3,354
Vertiv Holdings Co.	173,800	9,790
		44,054
Ground Transportation - 0.4%
Old Dominion Freight Lines, Inc.	16,450	6,432
Industrial Conglomerates - 1.0%
General Electric Co.	135,000	17,877
Machinery - 3.0%
Dover Corp.	17,700	2,651
Fortive Corp.	86,900	6,794
IDEX Corp.	16,200	3,426
ITT, Inc.	44,539	5,379
Parker Hannifin Corp.	35,600	16,536
Snap-On, Inc.	33,300	9,655
Westinghouse Air Brake Tech Co.	78,900	10,381
		54,822
Professional Services - 0.1%
Paycom Software, Inc.	6,196	1,179
TOTAL INDUSTRIALS		185,853
INFORMATION TECHNOLOGY - 34.9%
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. Class A	154,740	15,644
CDW Corp.	28,273	6,410
		22,054
IT Services - 0.9%
Accenture PLC Class A	35,208	12,811
EPAM Systems, Inc. (a)	6,100	1,696
Okta, Inc. (a)	9,200	760
Twilio, Inc. Class A (a)	12,900	907
		16,174
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (a)	77,300	12,962
Broadcom, Inc.	5,400	6,372
Enphase Energy, Inc. (a)	26,000	2,707
Lam Research Corp.	18,567	15,321
Lattice Semiconductor Corp. (a)	76,900	4,680
Micron Technology, Inc.	100,100	8,584
Monolithic Power Systems, Inc.	14,000	8,438
NVIDIA Corp.	155,398	95,612
NXP Semiconductors NV	14,900	3,137
ON Semiconductor Corp. (a)	83,200	5,918
		163,731
Software - 19.0%
Adobe, Inc. (a)	42,159	26,045
ANSYS, Inc. (a)	38,200	12,523
Atlassian Corp. PLC (a)	7,941	1,983
Bill Holdings, Inc. (a)	16,400	1,280
Cadence Design Systems, Inc. (a)	66,947	19,312
Crowdstrike Holdings, Inc. (a)	4,000	1,170
Dynatrace, Inc. (a)	118,103	6,732
Elastic NV (a)	7,800	913
Fortinet, Inc. (a)	194,060	12,515
Guidewire Software, Inc. (a)	7,200	804
HubSpot, Inc. (a)	10,662	6,514
Intuit, Inc.	32,126	20,282
Microsoft Corp.	420,038	167,004
Palo Alto Networks, Inc. (a)	18,600	6,296
Roper Technologies, Inc.	14,675	7,880
Salesforce, Inc. (a)	93,794	26,365
ServiceNow, Inc. (a)	17,852	13,664
Synopsys, Inc. (a)	21,900	11,680
Zscaler, Inc. (a)	2,100	495
		343,457
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	460,207	84,862
TOTAL INFORMATION TECHNOLOGY		630,278
MATERIALS - 2.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.	82,100	6,199
Sherwin-Williams Co.	35,583	10,831
Westlake Corp.	15,800	2,186
		19,216
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	19,700	10,016
Vulcan Materials Co.	40,300	9,108
		19,124
TOTAL MATERIALS		38,340
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	63,900	12,502
SBA Communications Corp. Class A	19,900	4,455
		16,957
TOTAL COMMON STOCKS (Cost $900,512)		1,792,484

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (b) (Cost $11,736)	11,733,714	11,736

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $912,248)	1,804,220
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,803
NET ASSETS - 100.0%	1,806,023

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,011	43,629	38,904	42	-	-	11,736	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	4,071	4,071	-	-	-	-	0.0%
Total	7,011	47,700	42,975	42	-	-	11,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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